Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Interest Income
Loans	$ 21,023	$ 19,441	$ 20,812
Mortgage-backed securities	10,243	12,710	14,141
Debt securities	2,256	3,018	5,838
Other interest-earning assets	215	224	283
Total Interest Income	33,737	35,393	41,074
Interest Expense
Deposits	7,702	9,477	12,645
Advances	2,160	2,360	3,504
Total Interest Expense	9,862	11,837	16,149
Net Interest Income	23,875	23,556	24,925
Provision for Loan Losses	777	762	247
Net Interest Income after Provision for Loan Losses	23,098	22,794	24,678
Non-Interest Income
Fees and service charges	261	212	213
Bank owned life insurance	1,038	922	862
Gain on sale of securities	566	647
Net loss on disposal of premises and equipment		(3)	(9)
Loss on extinguishment of debt		(527)
Loss on write-down of land held for sale		(99)	(156)
Other	2	2	3
Total Non-Interest Income	1,867	1,154	913
Non-Interest Expenses
Salaries and employee benefits	8,598	7,405	7,055
Occupancy expense of premises	1,609	1,510	1,359
Equipment	1,248	1,206	1,090
Directors' compensation	865	845	732
Advertising	237	247	213
Legal	208	175	569
Federal deposit insurance premium	508	498	538
Other	1,808	2,025	1,983
Total Non-Interest Expenses	15,081	13,911	13,539
Income before Income Taxes	9,884	10,037	12,052
Income taxes	3,419	3,427	4,175
Net Income	$ 6,465	$ 6,610	$ 7,877
Net Income per Common Share
Basic	$ 0.25	$ 0.26	$ 0.31
Diluted	$ 0.25	$ 0.26	$ 0.31
Dividends per common share	$ 0.18	$ 0.24	$ 0.24
Weighted Average Number of Common Shares and Common Stock Equivalents Outstanding:
Basic	25,391,199	25,148,854	25,072,246
Diluted	25,632,731	25,230,955	25,089,682